SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		161 Months Ended	170 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Summary Of Significant Accounting Policies Details
Net loss	$ (1,245,826)	$ (85,400)	$ (3,930,507)	$ (682,178)	$ (953,936)	$ (2,531,228)
Deemed dividend to preferred stockholders	0	0	(200,000)	0	(100,000)	0
Numerator – loss attributable to common stockholders	$ (1,245,826)	$ (85,400)	$ (4,130,507)	$ (682,178)	$ (1,053,936)	$ (2,531,228)	$ (18,520,733)	$ (22,651,240)
Denominator-weighted average number of shares outstanding, basic and diluted	31,099,103	1,987,601	18,642,566	1,989,490	1,989,014	1,973,155
Loss per share, basic and diluted	$ (0.04)	$ (0.04)	$ (0.22)	$ (0.34)	$ (0.53)	$ (1.28)